Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
During 2012, the Company completed four acquisitions related to its coatings businesses. The total cost of acquisitions was $288 million, including debt assumed of $122 million. These acquisitions also provide for contingent payments and escrowed holdbacks of a portion of the acquisition cost. Substantially all of the acquisition activity relates to the three acquisitions described below.
In December 2012, the Company completed the acquisition of the business of Spraylat Corp., a privately-owned industrial coatings company based in Pelham, N.Y. Spraylat had annual sales of approximately $125 million in 2011. The company operates production facilities in the U.S., Europe and China. Spraylat specializes in high-quality industrial liquid and powder coatings with excellent performance characteristics that are applied to metal, glass and plastic substrates.
In early January 2012, PPG completed the purchase of European coatings company Dyrup A/S (“Dyrup”), based in Copenhagen, Denmark, from its owner, Monberg & Thorsen, a public holding company, for $44 million of which $26 million is currently being held in escrow, and assumed debt of $120 million and acquired cash of $6 million. Dyrup, a producer of architectural coatings and woodcare products, operates six manufacturing facilities throughout Europe, and its products are sold primarily in Denmark, France, Germany, Portugal, Poland, and Spain through professional and do-it-yourself channels.
Also in early January 2012, PPG completed the purchase of the coatings businesses of Colpisa Colombiana de Pinturas and its affiliate, Colpisa Equador (“Colpisa”), for $38 million, of which $2 million is currently being held back as contingent payments. Colpisa manufactures and distributes coatings for automotive OEM, automotive refinish and industrial customers in Colombia and Ecuador.
The purchase price allocations related to the acquisitions made in 2012 resulted in an excess of purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed, which has been recorded as an addition to "Goodwill." The Dyrup and Colpisa acquisitions included an $8 million flow-through cost of sales, primarily in the first quarter of 2012, of the step up to fair value of inventory acquired.
The following table summarizes the fair value of assets acquired and liabilities assumed as reflected in the purchase price allocations for the Dyrup and Colpisa acquisitions and the preliminary purchase price allocation for the Spraylat acquisition recorded as of December 31, 2012.

(Millions)
Cash	$6
Current assets	165
Property, plant, and equipment	89
Goodwill	30
Intangible Assets	60
Other non-current assets	20
Total assets	$370
Short-term debt	(110)
Current liabilities	(72)
Long-term debt	(10)
Other long-term liabilities	(19)
Net assets	$159
Total purchase price including cash in escrow and contingent payments	$159

The Company spent $56 million on acquisitions in 2011, including purchase price adjustments related to acquisitions that were completed prior to December 31, 2010. In May 2011, PPG acquired the assets of Equa-Chlor, Inc. for $28 million, of which $3 million is held in escrow until May 2013. The assets are part of the former commodity chemicals business and the results of acquired operations are reported as "Income from discontinued operations, net of tax". The acquisition cash spending for Equa-Chlor is presented within "Cash used for investing activities - Discontinued Operations." PPG assessed the fair value of the assets acquired and liabilities assumed, which consisted principally of property and operating working capital. PPG recorded a net benefit of $9 million stemming from a bargain purchase gain of $10 million reflecting the excess of the fair value of the net assets acquired over the price paid for the business and a $1 million loss related to the flow-through cost of sales of the step up to fair value of acquired inventory. The gain is reported in "Income from discontinued operations, net of tax" in the accompanying consolidated statement of income for the year-ended December 31, 2011.
The remaining amounts spent on acquisitions during the year-ended December 31, 2011 represent other acquisitions in the coatings businesses, including the acquisition of a South African automotive refinish distributor.
The Company spent $34 million on acquisitions (net of cash acquired of $6 million) in 2010, including purchase price adjustments related to acquisitions that were completed prior to January 1, 2010. Acquisition cash spending in 2010 included $3 million of spending by the former commodity chemicals business that is presented within "Cash used for investing activities - Discontinued Operations."